Cover	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-55141
Entity Registrant Name	BTCS INC.
Entity Central Index Key	0001436229
Entity Tax Identification Number	90-1096644
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9466 Georgia Avenue #124, Silver Spring, MD 20910
Entity Address, City or Town	Silver Spring, MD
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	(202)
Local Phone Number	430-6576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false